Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss before tax	€ (132,396,503)	€ (99,826,263)	€ (75,653,470)
Non-cash adjustments to reconcile loss before tax to net cash flows / used in operations :
Share-based payment expense	16,208,533	10,663,226	11,349,200
Depreciation expense	269,562	257,551	152,941
Net foreign exchange (gain) loss	(7,329,038)	2,794,435	(11,100,392)
Finance (income) costs	(5,422,550)	(204,019)	39,254
Changes in working capital:
(Increase) decrease in receivables	(34,316)	(41,051)	317,612
(Increase) decrease in other current assets	(136,354)	(953,861)	(2,511,076)
Increase (decrease) in trade and other payables	1,653,175	(4,171,990)	3,905,486
Increase (decrease) in accrued liabilities	4,407,453	(695,753)	6,664,878
Income taxes paid	(2,767,247)	(1,108,410)	(182,824)
Received (paid) interest	5,417,094	237,042	(144,243)
Net cash flows used in operating activities	(120,130,191)	(93,049,093)	(67,162,634)
Investing activities
Purchase of property, plant and equipment	(538,086)	(89,984)	(124,296)
Net cash flows used in investing activities	(538,086)	(89,984)	(124,296)
Financing activities
Proceeds from issue of shares and pre-funded warrants	2,244,212	342,911,317	9,609,865
Transaction costs	592,000	(17,297,810)	(839,970)
Payment of principal portion of lease liabilities	(159,657)	(220,507)	(119,527)
Net cash flows provided by financing activities	2,676,555	325,393,000	8,650,368
Net (decrease) increase in cash and cash equivalents	(117,991,722)	232,253,923	(58,636,562)
Cash and cash equivalents at the beginning of the year	391,231,637	161,837,429	209,353,132
Effect of exchange rate changes	7,488,122	(2,859,715)	11,120,859
Cash and cash equivalents at the end of the year	€ 280,728,037	€ 391,231,637	€ 161,837,429